UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2013

Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number: 028-13075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847)520-0999

Signature, Place, and Date of Signing:


Michael E. Leonetti           Buffalo Grove, IL             05/13/2013
-------------------	      -----------------		    ----------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     37
Form 13F Information Table Value Total:               $254,315
(Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 03/31/2013

                         TITLE                     VALUE     SHARES/  SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER          OF CLASS        CUSIP     (X$1000)   PRN AMT  PRN  CALL  DSCRETN MANAGERS  SOLE   SHARED  NONE
-------------------    ----------       ------    --------  --------  ---  ----  ------- --------  -----  ------  ----

AbbVie			COM		00287y109     3436    84250	SH	 Sole				   84250
Abbott Labs		COM		002824100     3007    85150	SH	 Sole				   85150
Anheuser-Busch InBev NV	SPONSORED ADR	03524a108     7640    76750	SH	 Sole				   76750
Canadian National
  Railway Co		COM		136375102     4353    43400	SH	 Sole				   43400
Celgene Corp		COM		151020104     8259    71250	SH	 Sole				   71250
Deere & Co		COM		244199105     3542    41200	SH	 Sole				   41200
Dish Network Corp	CL A		25470m109     3286    86700	SH	 Sole				   86700
Facebook Inc		CL A		30303m102     2898   113300	SH	 Sole				  113300
Grupo Financiero
  Santander Mex		SPON ADR SHS B	40053c105     1055    68400	SH	 Sole				   68400
IBM Corp		COM		459200101     5183    24300	SH	 Sole				   24300
J P Morgan Chase Co	COM		46625h100     3702    77996	SH	 Sole				   77996
McDonalds Corp		COM		580135101      247     2480	SH	 Sole				    2480
PowerShares Senior
  Loan Portfo		SENIOR LN PORT	73936Q769     2373    94535	SH	 Sole				   94535
Rydex S&P 500 Eq Wghtd	GUG S&P
			  500 EQ WT	78355W106     8485   142264	SH	 Sole				  142264
SPDR Dow Jones
  Indus Avg		UT SER 1	78467x109    10884    74900	SH	 Sole				   74900
SPDR Financial 		SBI INT-FINL	81369Y605     6137   337050	SH	 Sole				  337050
SPDR Homebuilders 	S&P HOMEBUILD	78464a888     7501   249550	SH	 Sole				  249550
SPDR Index Dow
  Jones Intl Real	DJ INTL RL ETF	78463X863     2267    52715	SH	 Sole				   52715
SPDR Materials		SBI MATERIALS	81369y100     5805   148150	SH	 Sole				  148150
SPDR Retail 		S&P RETAIL ETF	78464a714     9598   136350	SH	 Sole				  136350
SPDR S&P MidCap 400 	UTSER1 S&PDCRP	78467y107    27419   130743	SH	 Sole				  130743
Silver Bay Realty
  Trust Corp		COM		82735q102     2650   128000	SH	 Sole				  128000
Vanguard Dividend
  Appreciation		DIV APP ETF	921908844     6965   106005	SH	 Sole				  106005
Vanguard Health
  Care ETF		HEALTH CAR ETF	92204A504     2221    26785	SH	 Sole				   26785
Walt Disney		COM		254687106     6555   115400	SH	 Sole				  115400
Waste Connections Inc	COM		941053100     2053    57069	SH	 Sole				   57069
iShares Brclys
  1-3 Yr Credit B	BARCLYS 1-3YR	464288646    12309   116625	SH	 Sole				  116625
iShares Brclys
  Aggregate Bd Fd	BARCLYS US AGG	464287226    20619   186205	SH	 Sole				  186205
iShares High Yield
  Corp Bond F		HIGH YLD CORP	464288513    10569   112022	SH	 Sole				  112022
iShares JPMorgan
  USD Emerging 		JPMORGAN USD	464288281      720     6118	SH	 Sole				    6118
iShares MSCI Emrg Mkts	MSCI EMERG MKT	464287234    14398   336630	SH	 Sole				  336630
iShares Russell 2000	RUSSELL 2000	464287655    22932   242851	SH	 Sole				  242851
iShares S & P
  Midcap Gro		S&P MC 400 GRW	464287606     3241    25290	SH	 Sole				   25290
iShares S&P 100
  Index Fd		S&P 100 IDX FD	464287101     3064    43500	SH	 Sole				   43500
iShares S&P 600 Index	S&P SMLCAP 600	464287804      522     6000	SH	 Sole				    6000
iShares S&P Smallcap
  600 Growt		S&P SMLCP GROW	464287887     2477    26382	SH	 Sole				   26382
iShares US Real Estate	DJ US REAL EST	464287739    15944   229480	SH	 Sole				  229480

REPORT SUMMARY 		37 DATA RECORDS		    254315		0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
